International Growth and Income FundSM
Investment portfolio
March 31, 2022
unaudited
Common stocks 88.90% Financials 16.86%	Shares	Value (000)
AXA SA1	7,819,683	$228,365
Ping An Insurance (Group) Company of China, Ltd., Class H1	28,901,300	203,915
HDFC Bank, Ltd.[1]	8,494,301	163,947
Toronto-Dominion Bank (CAD denominated)	1,990,241	157,911
AIA Group, Ltd.[1]	14,118,330	147,811
Hong Kong Exchanges and Clearing, Ltd.[1]	1,928,100	90,865
Euronext NV1	896,501	81,406
DBS Group Holdings, Ltd.[1]	3,090,324	81,246
Société Générale[1]	3,013,712	80,622
Hiscox, Ltd.[1]	5,931,339	76,468
DNB Bank ASA[1]	3,267,242	73,972
Zurich Insurance Group AG1	148,390	73,160
B3 SA-Brasil, Bolsa, Balcao	21,449,264	70,776
KBC Groep NV1	961,321	69,138
Aon PLC, Class A	193,257	62,930
CaixaBank, SA1,2	18,349,378	61,845
London Stock Exchange Group PLC[1]	532,638	55,648
HDFC Life Insurance Company, Ltd.[1]	6,959,847	49,210
UBS Group AG1	2,426,404	47,405
Banco Santander, SA1	13,661,925	46,354
Macquarie Group, Ltd.[1]	306,301	46,076
Skandinaviska Enskilda Banken AB, Class A1	3,894,485	42,170
UniCredit SpA[1]	3,897,260	42,079
Prudential PLC[1]	2,527,905	37,342
Bank of Nova Scotia (CAD denominated)	518,964	37,195
China Merchants Bank Co., Ltd., Class H1	4,614,500	36,073
EQT AB1	897,000	35,127
Brookfield Asset Management, Inc., Class A (CAD denominated)	602,842	34,083
Resona Holdings, Inc.[1]	7,548,400	32,324
Banco Bilbao Vizcaya Argentaria, SA1	5,610,058	32,077
Discovery, Ltd.[1,2]	2,479,867	30,796
Canadian Imperial Bank of Commerce	242,100	29,387
Banca Generali SpA[1,3]	764,916	28,350
Islandsbanki hf.[1,2]	27,596,945	27,234
Fairfax Financial Holdings, Ltd., subordinate voting shares	48,115	26,250
Partners Group Holding AG1	20,376	25,314
FinecoBank SpA[1]	1,571,500	23,868
Investor AB, Class B1	1,026,349	22,288
Postal Savings Bank of China Co., Ltd., Class H1	24,706,000	19,946
Kotak Mahindra Bank, Ltd.[1]	792,400	18,222
3i Group PLC[1]	969,350	17,534
ICICI Securities, Ltd.[1]	2,062,200	16,828
Industrial and Commercial Bank of China, Ltd., Class H1,2	25,491,000	15,626
Allfunds Group PLC[1,2]	1,204,769	13,754
ICICI Bank, Ltd. (ADR)	354,464	6,714
ING Groep NV1	618,704	6,466
International Growth and Income Fund — Page 1 of 9

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Brookfield Asset Management Reinsurance Partners, Ltd., Class A (CAD denominated)[3]	4,159	$237
Piraeus Financial Holdings SA1,2	727	1
Moscow Exchange MICEX-RTS PJSC[1,4]	16,180,772	—[5]
Sberbank of Russia PJSC (ADR)[1,4]	5,724,565	—[5]
		2,626,355
Information technology 13.68%
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	26,627,107	550,500
ASML Holding NV1	514,173	342,953
Tokyo Electron, Ltd.[1]	504,570	259,084
Broadcom, Inc.	267,458	168,413
MediaTek, Inc.[1]	3,771,400	117,588
Edenred SA1	2,290,268	113,221
Samsung Electronics Co., Ltd.[1]	1,863,800	106,474
Keyence Corp.[1]	120,700	56,117
SAP SE1	438,530	48,933
Logitech International SA1	640,000	47,431
Nokia Corp.[1,2]	8,275,503	45,556
Kingdee International Software Group Co., Ltd.[1,2]	20,098,000	44,351
TDK Corp.[1]	1,136,175	41,023
Vanguard International Semiconductor Corp.[1]	9,380,000	40,409
SK hynix, Inc.[1]	376,900	36,078
Infosys, Ltd. (ADR)	612,676	15,249
Halma PLC[1]	460,182	15,021
Amadeus IT Group SA, Class A, non-registered shares[1,2]	209,310	13,634
AVEVA Group PLC[1]	393,647	12,568
ITOCHU Techno-Solutions Corp.[1]	444,200	11,345
Nice, Ltd. (ADR)[2,3]	42,670	9,345
Nomura Research Institute, Ltd.[1]	236,000	7,718
Fujitsu, Ltd.[1]	44,300	6,604
Lightspeed Commerce, Inc., subordinate voting shares[2,3]	94,199	2,870
Lightspeed Commerce, Inc., subordinate voting shares (CAD denominated)[2]	80,027	2,441
STMicroelectronics NV1	104,347	4,533
Nexi SpA[1,2]	342,793	3,960
Otsuka Corp.[1]	111,100	3,945
DLocal, Ltd., Class A2	101,337	3,168
		2,130,532
Industrials 11.02%
Airbus SE, non-registered shares[1,2]	2,291,298	276,957
BAE Systems PLC[1]	18,448,792	173,907
ABB, Ltd.[1,3]	3,055,801	98,866
CCR SA, ordinary nominative shares	29,903,871	86,049
Alliance Global Group, Inc.[1]	350,520,000	84,659
SMC Corp.[1]	139,500	77,913
Rheinmetall AG1	328,014	69,625
Cathay Pacific Airways, Ltd.[1,2]	59,659,180	58,548
RELX PLC[1]	1,854,646	57,769
LIXIL Corp.[1,3]	3,050,300	56,763
Ryanair Holdings PLC (ADR)[2]	596,836	51,996
Daikin Industries, Ltd.[1]	258,200	47,012
Deutsche Post AG1	913,861	43,882
Lifco AB, Class B1	1,634,147	41,471
Husqvarna AB, Class B1	3,950,886	41,180
Safran SA1	338,618	39,798
International Growth and Income Fund — Page 2 of 9

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Brenntag SE1	489,000	$39,540
InPost SA1,2	5,993,477	37,672
Waste Connections, Inc. (CAD denominated)	232,776	32,553
Siemens AG1	232,854	32,265
Experian PLC[1]	784,453	30,252
TFI International, Inc. (CAD denominated)[3]	266,388	28,372
Bunzl PLC[1]	700,552	27,238
Epiroc AB, Class A1	876,290	18,751
Epiroc AB, Class B1	466,519	8,398
BELIMO Holding AG1	48,881	25,931
SITC International Holdings Co., Ltd.[1]	6,964,267	24,584
Coor Service Management Holding AB1	2,569,329	20,576
Interpump Group SpA[1]	401,700	20,198
Meggitt PLC[1,2]	1,740,045	17,355
Storskogen Group AB, Class B1,2	6,741,933	16,266
Wizz Air Holdings PLC[1,2]	412,974	15,524
Contemporary Amperex Technology Co., Ltd., Class A1	89,700	7,187
Hitachi, Ltd.[1]	107,400	5,382
Grab Holdings, Ltd., Class A2	404,969	1,417
Kone OYJ, Class B1	26,229	1,374
		1,717,230
Consumer discretionary 10.50%
Evolution AB1	1,917,489	195,689
LVMH Moët Hennessy-Louis Vuitton SE1	260,306	185,356
Stellantis NV1	5,444,044	88,168
Renault SA1,2	3,371,440	88,128
Coupang, Inc., Class A2	3,899,680	68,946
Restaurant Brands International, Inc. (CAD denominated)	1,164,585	68,041
B&M European Value Retail SA1	8,806,119	61,695
MGM China Holdings, Ltd.[1,2]	96,150,400	60,775
InterContinental Hotels Group PLC[1]	794,900	53,828
Mercedes-Benz Group AG1,2	695,559	48,854
Li Ning Co., Ltd.[1]	5,474,548	46,922
Prosus NV, Class N1	858,172	45,429
OPAP SA1	3,023,522	43,985
Wynn Macau, Ltd.[1,2]	59,114,800	42,878
Sodexo SA1	518,864	42,123
Galaxy Entertainment Group, Ltd.[1]	6,912,000	41,080
Americanas SA, ordinary nominative shares	5,716,724	39,204
Americanas SA, subscription receipts[2]	147,198	993
Midea Group Co., Ltd., Class A1	4,265,309	38,152
EssilorLuxottica[1]	199,779	36,469
Paltac Corp.[1]	977,800	36,259
Valeo SA, non-registered shares[1]	1,789,325	32,875
Entain PLC[1,2]	1,381,400	29,629
Industria de Diseño Textil, SA1	1,242,653	27,039
Cie. Financière Richemont SA, Class A1	198,848	25,224
Sands China, Ltd.[1,2]	10,267,600	24,643
Kindred Group PLC (SDR)[1]	2,011,274	21,947
Nitori Holdings Co., Ltd.[1]	158,500	19,905
D’Ieteren Group[1,2]	110,184	18,448
Pan Pacific International Holdings Corp.[1]	1,110,700	17,814
adidas AG1	61,700	14,408
Pop Mart International Group, Ltd.[1,3]	3,117,000	13,644
International Growth and Income Fund — Page 3 of 9

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
JD.com, Inc., Class A1,2	426,790	$12,500
Domino’s Pizza Enterprises, Ltd.[1]	172,854	11,262
Games Workshop Group PLC[1]	105,972	10,080
IDP Education, Ltd.[1]	413,904	9,653
Kering SA1	12,993	8,208
MercadoLibre, Inc.[2]	3,895	4,633
		1,634,886
Consumer staples 10.36%
British American Tobacco PLC[1]	10,606,684	443,639
Philip Morris International, Inc.	2,442,083	229,409
Nestlé SA1	1,364,085	177,087
Kweichow Moutai Co., Ltd., Class A1	498,093	134,368
Anheuser-Busch InBev SA/NV1	1,818,959	109,100
Pernod Ricard SA1	455,235	99,843
Associated British Foods PLC[1]	3,725,008	80,898
Carlsberg A/S, Class B1	505,858	61,762
Wuliangye Yibin Co., Ltd., Class A1	1,925,186	46,776
Asahi Group Holdings, Ltd.[1,2]	1,239,200	44,987
Foshan Haitian Flavouring and Food Co., Ltd., Class A1	2,937,661	40,395
Reckitt Benckiser Group PLC[1]	525,260	40,149
Ocado Group PLC[1,2]	1,663,159	25,423
Arca Continental, SAB de CV	3,610,000	24,548
L’Oréal SA, non-registered shares[1]	52,593	21,051
Yihai International Holding, Ltd.[1,3]	4,043,000	11,531
Danone SA1	187,428	10,325
Dabur India, Ltd.[1]	1,071,810	7,560
Avenue Supermarts, Ltd.[1,2]	104,467	5,487
X5 Retail Group NV (GDR)[1,4]	205,055	—[5]
		1,614,338
Health care 7.97%
AstraZeneca PLC[1]	3,171,905	420,630
Sanofi[1]	1,469,979	149,915
Novo Nordisk A/S, Class B1	1,092,658	121,008
Bayer AG1	1,581,003	108,168
GlaxoSmithKline PLC[1]	4,560,769	98,348
Siemens Healthineers AG1	1,321,870	81,967
Grifols, SA, Class B (ADR)	4,001,900	46,742
Shionogi & Co., Ltd.[1,3]	659,100	40,478
Koninklijke Philips NV (EUR denominated)[1]	951,017	29,095
Sonova Holding AG1	58,785	24,519
Mettler-Toledo International, Inc.[2]	15,692	21,548
CanSino Biologics, Inc., Class H1,2,3	1,288,800	20,619
Novartis AG1	200,003	17,541
Hutchmed China, Ltd. (ADR)[2,3]	813,178	15,385
Roche Holding AG, nonvoting non-registered shares[1]	30,208	11,947
BeiGene, Ltd. (ADR)[2]	61,561	11,610
Genus PLC[1]	299,592	11,055
Hypera SA, ordinary nominative shares	1,258,800	10,235
		1,240,810
International Growth and Income Fund — Page 4 of 9

unaudited
Common stocks (continued) Materials 5.27%	Shares	Value (000)
Vale SA, ordinary nominative shares	11,355,899	$228,022
Vale SA, ordinary nominative shares (ADR)	4,865,822	97,268
Rio Tinto PLC[1]	1,114,059	88,374
Koninklijke DSM NV1	426,415	76,209
Barrick Gold Corp.	1,551,551	38,060
Barrick Gold Corp. (CAD denominated)	1,337,000	32,790
Linde PLC	212,057	67,737
Asahi Kasei Corp.[1]	4,464,525	38,646
LyondellBasell Industries NV	291,923	30,015
Fortescue Metals Group, Ltd.[1]	1,908,306	29,285
Glencore PLC[1,2]	4,040,758	26,260
Sika AG1	54,899	18,087
Shin-Etsu Chemical Co., Ltd.[1]	87,400	13,318
Air Liquide SA, non-registered shares[1]	66,854	11,695
Sociedad Química y Minera de Chile SA, Class B (ADR)[2]	115,005	9,844
Givaudan SA1	2,359	9,711
Shandong Sinocera Functional Material Co., Ltd., Class A1	1,167,700	6,330
Alrosa PJSC[1,4]	3,661,021	—[5]
		821,651
Communication services 4.38%
Koninklijke KPN NV1	41,484,398	144,076
Vodafone Group PLC[1]	66,967,992	109,872
Tencent Holdings, Ltd.[1]	1,756,900	82,882
BT Group PLC[1]	30,482,626	72,653
Publicis Groupe SA1	881,312	53,537
América Móvil, SAB de CV, Series L (ADR)	2,379,649	50,330
Nordic Entertainment Group AB, Class B1,2	921,279	37,129
Indus Towers, Ltd.[1,2]	11,499,032	33,331
Sea, Ltd., Class A (ADR)[2]	228,872	27,417
SoftBank Corp.[1,3]	2,108,300	24,641
MTN Group, Ltd.[1,3]	1,677,120	21,731
Universal Music Group NV1	346,709	9,204
NetEase, Inc.[1]	500,500	9,023
WPP PLC[1]	473,782	6,200
Yandex NV, Class A1,2,4	236,970	—[5]
		682,026
Energy 4.26%
TC Energy Corp. (CAD denominated)[3]	1,878,322	105,940
BP PLC[1]	18,568,621	90,745
TotalEnergies SE1	1,706,696	86,596
Lundin Energy AB1	1,885,351	79,929
Canadian Natural Resources, Ltd.	1,259,000	77,958
Cameco Corp.	2,346,000	68,326
Schlumberger, Ltd.	1,345,647	55,589
Reliance Industries, Ltd.[1]	859,046	29,733
Shell PLC (GBP denominated)[1]	734,821	20,166
Shell PLC (ADR)	147,785	8,118
Equinor ASA[1,2]	645,800	24,232
Tourmaline Oil Corp.	353,000	16,264
Sovcomflot PAO[1,4]	16,933,870	—[5]
International Growth and Income Fund — Page 5 of 9

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Gazprom PJSC (ADR)[1,4]	16,696,436	$—[5]
LUKOIL Oil Co. PJSC (ADR)[1,4]	476,875	—[5]
		663,596
Utilities 2.53%
Engie SA1	9,391,006	123,101
Brookfield Infrastructure Partners LP	1,674,444	110,875
Enel SpA[1]	11,476,812	76,643
ENN Energy Holdings, Ltd.[1]	3,329,500	49,619
Iberdrola SA, non-registered shares[1,2]	1,616,308	17,593
Guangdong Investment, Ltd.[1]	12,243,600	16,715
		394,546
Real estate 2.07%
Longfor Group Holdings, Ltd.[1]	24,712,500	126,109
CK Asset Holdings, Ltd.[1]	14,622,120	99,938
Link Real Estate Investment Trust REIT[1]	4,703,629	40,091
Unibail-Rodamco-Westfield REIT, non-registered shares[1,2]	467,432	34,970
Sirius Real Estate, Ltd.[1]	6,817,576	11,180
Country Garden Services Holdings Co., Ltd.[1]	2,353,000	9,998
		322,286
Total common stocks (cost: $11,087,409,000)		13,848,256
Preferred securities 1.39% Information technology 0.83%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	2,507,950	129,721
Materials 0.27%
Gerdau SA, preferred nominative shares	6,334,848	40,995
Consumer discretionary 0.17%
Volkswagen AG, nonvoting preferred shares[1]	155,451	26,880
Health care 0.12%
Sartorius AG, nonvoting non-registered preferred shares[1]	41,770	18,550
Total preferred securities (cost: $130,013,000)		216,146
Short-term securities 10.01% Money market investments 9.17%
Capital Group Central Cash Fund 0.32%[6,7]	14,274,134	1,427,413
Money market investments purchased with collateral from securities on loan 0.84%
Capital Group Central Cash Fund 0.32%[6,7,8]	361,656	36,165
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.25%[6,8]	26,586,696	26,587
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.25%[6,8]	23,600,000	23,600
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.23%[6,8]	21,600,000	21,600
International Growth and Income Fund — Page 6 of 9

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan (continued)	Shares	Value (000)
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.23%[6,8]	9,100,000	$9,100
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25%[6,8]	7,800,000	7,800
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.19%[6,8]	4,500,000	4,500
Fidelity Investments Money Market Government Portfolio, Class I 0.12%[6,8]	1,900,000	1,900
		131,252
Total short-term securities (cost: $1,558,642,000)		1,558,665
Total investment securities 100.30% (cost: $12,776,064,000)		15,623,067
Other assets less liabilities (0.30)%		(46,014)
Net assets 100.00%		$15,577,053
Investments in affiliates7

	Value of affiliates at 7/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 3/31/2022 (000)	Dividend income (000)
Short-term securities 9.40%
Money market investments 9.17%
Capital Group Central Cash Fund 0.32%[6]	$850,159	$3,223,663	$2,646,329	$(119)	$39	$1,427,413	$668
Money market investments purchased with collateral from securities on loan 0.23%
Capital Group Central Cash Fund 0.32%[6,8]	30,117	6,048	[9]			36,165	—[10]
Total short-term securities						1,463,578
Total 9.40%				$(119)	$39	$1,463,578	$668
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $11,630,204,000, which represented 74.66% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $232,611,000, which represented 1.49% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Amount less than one thousand.
[6]	Rate represents the seven-day yield at 3/31/2022.
[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Security purchased with cash collateral from securities on loan.
[9]	Represents net activity.
[10]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
International Growth and Income Fund — Page 7 of 9

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may
International Growth and Income Fund — Page 8 of 9

unaudited
transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$425,483	$2,200,872	—*	$2,626,355
Information technology	201,486	1,929,046	—	2,130,532
Industrials	200,387	1,516,843	—	1,717,230
Consumer discretionary	181,817	1,453,069	—	1,634,886
Consumer staples	253,957	1,360,381	—*	1,614,338
Health care	105,520	1,135,290	—	1,240,810
Materials	503,736	317,915	—*	821,651
Communication services	77,747	604,279	—*	682,026
Energy	332,195	331,401	—*	663,596
Utilities	110,875	283,671	—	394,546
Real estate	—	322,286	—	322,286
Preferred securities	40,995	175,151	—	216,146
Short-term securities	1,558,665	—	—	1,558,665
Total	$3,992,863	$11,630,204	$—*	$15,623,067
*	Amount less than one thousand.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP3-034-0522O-S85375	International Growth and Income Fund — Page 9 of 9